RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 16,083	$ 15,376
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,427	9,955
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	5,621	5,373
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 35	$ 48